COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder of year	$ 58
Year 1	118	$ 115
Year 2	121	118
Year 3	82	121
Year 4		82
Thereafter	0	0
Total lease payments	379	436
Less imputed interest	(30)	(39)
Total lease liability	$ 349	$ 397